Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

May 2, 2025

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Bridges Investment Fund (S000079190)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Bridges Investment Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2025, and filed electronically as Post-Effective Amendment No. 890 to the Trust’s Registration Statement on Form N-1A on April 28, 2025.

If you have any questions concerning this filing, please contact the undersigned at (626) 914-7663.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards.
Secretary and Vice President of the Trust.